Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israeli Share Option Plan [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Dividend yield (%)
Expected volatility of the share prices (%)
Risk-free interest rate (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months
Exercise multiple (in Dollars per share)	$ 2	$ 2
Weighted average share prices (NIS) (in Dollars per share)
Expected average forfeiture rate (%)
Israeli Share Option Plan [Member] | Bottom of Range [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Expected volatility of the share prices (%)	26.00%	23.00%
Risk-free interest rate (%)	3.76%	0.40%
Weighted average share prices (NIS) (in Dollars per share)	$ 16.1	$ 13.6
Expected average forfeiture rate (%)	0.00%	0.00%
Israeli Share Option Plan [Member] | Top of Range [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Expected volatility of the share prices (%)	38.00%	40.00%
Risk-free interest rate (%)	4.70%	3.55%
Weighted average share prices (NIS) (in Dollars per share)	$ 19.46	$ 18.41
Expected average forfeiture rate (%)	8.50%	8.50%
Restricted Stock Unit [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Dividend yield (%)
Expected volatility of the share prices (%)
Risk-free interest rate (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months
Exercise multiple (in Dollars per share)
Weighted average share prices (NIS) (in Dollars per share)
Expected average forfeiture rate (%)
Restricted Stock Unit [Member] | Bottom of Range [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Expected volatility of the share prices (%)	34.00%	27.00%
Risk-free interest rate (%)	3.76%	0.91%
Weighted average share prices (NIS) (in Dollars per share)	$ 4.22	$ 4.8
Expected average forfeiture rate (%)	5.50%	1.90%
Restricted Stock Unit [Member] | Top of Range [Member]
Share-Based Payment (Details) - Schedule of Inputs to Binomial Model Used for Fair Value Measurement [Line Items]
Expected volatility of the share prices (%)	47.00%	47.00%
Risk-free interest rate (%)	5.03%	3.54%
Weighted average share prices (NIS) (in Dollars per share)	$ 5.55	$ 5.37
Expected average forfeiture rate (%)	8.50%	8.50%